Schedule of Investments (unaudited)	iShares® Yield Optimized Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Fixed Income — 30.5%
iShares 7-10 Year Treasury Bond ETF(a)(b)	415,088	$48,860,009

International Fixed Income — 10.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	142,048	16,013,071

Investment Grade Bonds — 9.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF(a)	220,622	12,116,560
iShares 5-10 Year Investment Grade Corporate Bond ETF(a)	61,225	3,740,848
		15,857,408
Mortgage-Backed Securities — 29.6%
iShares MBS ETF(a)	437,471	47,548,723

Non-Investment Grade Bonds — 19.9%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	362,662	31,856,230

Total Investment Companies — 99.9%
(Cost: $159,615,070)		160,135,441

Short-Term Investments

Money Market Funds — 23.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(a)(c)(d)	37,102,623	37,121,174
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	60,000	$60,000
		37,181,174
Total Short-Term Investments — 23.2%
(Cost: $37,181,121)		37,181,174

Total Investments in Securities — 123.1%
(Cost: $196,796,191)		197,316,615

Other Assets, Less Liabilities — (23.1)%		(37,055,416)

Net Assets — 100.0%		$160,261,199

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.

(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$60,104,607	$—		$(22,980,653	)(a)	$(7,244)	$4,464	$37,121,174	37,102,623	$253,205	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,000	35,000	(a)	—		—	—	60,000	60,000	54		—
iShares 10-20 Year Treasury Bond ETF(c)	21,239,537	15,407,381		(33,219,476)		(4,154,940)	727,498	—	—	542,268		—
iShares 1-3 Year Treasury Bond ETF(c)	4,923,658	11,740,806		(16,646,043)		(18,249)	(172)	—	—	19,416		—
iShares 1-5 Year Investment Grade Corporate Bond ETF	27,154,577	5,208,646		(20,286,690)		157,704	(117,677)	12,116,560	220,622	293,562		—
iShares 5-10 Year Investment Grade Corporate Bond ETF	—	4,107,808		(438,605)		2,338	69,307	3,740,848	61,225	14,870		—
iShares 7-10 Year Treasury Bond ETF	—	56,784,110		(8,856,605)		54,646	877,858	48,860,009	415,088	153,418		—
iShares Agency Bond ETF(c)	22,930,249	1,263,941		(24,083,028)		(186,450)	75,288	—	—	99,934		—
iShares Broad USD High Yield Corpo-rate Bond ETF(c)	18,507,137	508,328		(19,573,758)		636,502	(78,209)	—	—	87,856		—
iShares iBoxx $ High Yield Corporate Bond ETF	19,608,879	27,711,910		(16,742,836)		154,028	1,124,249	31,856,230	362,662	1,156,398		—
iShares J.P. Morgan USD Emerging Markets Bond ETF	18,665,663	4,743,805		(7,864,632)		18,105	450,130	16,013,071	142,048	544,911		—

Schedule of Investments (unaudited) (continued)	iShares® Yield Optimized Bond ETF
July 31, 2021

Affiliates (continued)

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds
iShares MBS ETF	$57,835,525	$13,985,182	$(23,485,280)	$181,619	$(968,323)	$47,548,723	437,471	$686,047	$—
				$(3,161,941)	$2,164,413	$197,316,615		$3,851,939	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$160,135,441	$—	$—	$160,135,441
Money Market Funds	37,181,174	—	—	37,181,174
	$197,316,615	$—	$—	$197,316,615

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